Notes to Cash Flows - Parent - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Cash Flows Explanatory Notes [Line Items]
Interest received	£ 11,627	£ 6,618	£ 4,873
Interest paid	6,496	2,107	1,085
Dividends received	0	0	£ 0
Santander UK Group Holdings plc
Disclosure Of Cash Flows Explanatory Notes [Line Items]
Interest received	197	202
Interest paid	130	159
Dividends received	£ 1,685	£ 1,212